Equity Instruments (Details 5) - Warrants [Member]	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%
Risk free interest rate, Minimum	1.63%	1.07%
Risk free interest rate, Maximum	1.87%	1.76%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	156.64%
Contractual term (years)	3 years 5 months 16 days	4 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	169.22%
Contractual term (years)	4 years 8 months 2 days	5 years